FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 3:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$871	$-	$871

Total financial assets	$-	$871	$-	$871

Liabilities:
Derivative liabilities	-	153	-	153
Convertible debt	15,453	-	-	15,453

Total financial liabilities	$15,453	$153	$-	$15,606

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$3,486	$-	$3,486

Total financial assets	$-	$3,486	$-	$3,486

Liabilities:
Convertible debt	25,353	-	-	25,353

Total financial liabilities	$25,353	$-	$-	$25,353